UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22048
Investment Company Act File Number
Emerging Markets Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Foreign Government Bonds — 66.8%

Security		Principal Amount	U.S. $ Value

Brazil — 9.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	386,238	$156,591
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	1,610,653
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,842,000	1,577,670
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	1,670,267
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	728,373
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	237,511

Total Brazil (identified cost $7,262,935)			$5,981,065

Colombia — 3.3%
Republic of Colombia, 9.85%, 6/28/27	COP	1,800,000,000	$825,882
Republic of Colombia, 12.00%, 10/22/15	COP	2,500,000,000	1,205,986

Total Colombia (identified cost $2,090,820)			$2,031,868

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	85,982,676	$63,529
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	12,402,113	8,994

Total Costa Rica (identified cost $100,071)			$72,523

Egypt — 0.4%
Arab Republic of Egypt, 8.75%, 7/18/12(4)	EGP	1,690,000	$265,652

Total Egypt (identified cost $295,704)			$265,652

Georgia — 0.9%
Republic of Georgia, 7.50%, 4/15/13	USD	880,000	$575,080

Total Georgia (identified cost $669,227)			$575,080

Ghana — 0.5%
Ghana Government Bond, 13.00%, 8/2/10(5)	GHS	470,000	$317,807

Total Ghana (identified cost $503,347)			$317,807

Hungary — 7.6%
Hungary Government Bond, 6.50%, 8/12/09	HUF	433,000,000	$1,827,907
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,094,599
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	532,118
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,265,545

Total Hungary (identified cost $6,675,948)			$4,720,169

Indonesia — 3.5%
Indonesia Government, 9.00%, 9/15/18	IDR	7,400,000,000	$545,935
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	872,066
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	646,204
Republic of Indonesia, 6.875%, 1/17/18	USD	100,000	77,625

Total Indonesia (identified cost $2,791,598)			$2,141,830

Security		Principal Amount	U.S. $ Value

Ivory Coast — 0.1%
Ivory Coast, 4.00%, 3/31/28	USD	75,000	$29,317

Total Ivory Coast (identified cost $26,616)			$29,317

Malaysia — 11.8%
Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	$3,097,011
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,195,511

Total Malaysia (identified cost $7,238,906)			$7,292,522

Mexico — 3.9%
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	29,210,000	$2,415,493

Total Mexico (identified cost $2,931,983)			$2,415,493

Peru — 3.6%
Peru Bond Soberano, 7.84%, 8/12/20	PEN	1,000,000	$329,302
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	345,398
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367,000	688,322
Republic of Peru, 8.60%, 8/12/17	PEN	1,075,000	371,889
Republic of Peru, 12.25%, 8/10/11	PEN	1,320,000	470,129

Total Peru (identified cost $2,387,226)			$2,205,040

Poland — 6.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$573,181
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,000,344
Poland Government Bond, 5.75%, 9/23/22	PLN	3,420,000	968,304
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	676,384
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	768,832

Total Poland (identified cost $5,501,442)			$3,987,045

Slovakia — 3.2%
Slovak Republic, 4.90%, 2/5/10	EUR	965,945	$1,268,116
Slovak Republic, 5.30%, 5/12/19	EUR	560,979	736,067

Total Slovakia (identified cost $1,990,158)			$2,004,183

Thailand — 7.4%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$651,920
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,923,673

Total Thailand (identified cost $4,532,079)			$4,575,593

Turkey — 3.8%
Republic of Turkey, 6.875%, 3/17/36	USD	25,000	$20,482
Turkey Government Bond, 0.00%, 2/4/09	TRY	3,800,000	2,312,491

Total Turkey (identified cost $3,012,868)			$2,332,973

Uruguay — 0.6%
Republic of Uruguay, 5.00%, 9/14/18(6)	UYU	12,500,013	$378,036
Republic of Uruguay, 7.875%, 1/15/33	USD	25,000	21,086

Total Uruguay (identified cost $549,632)			$399,122

Total Foreign Government Bonds (identified cost $48,560,560)			$41,347,282

Foreign Corporate Bonds — 0.3%

Security		Principal Amount	U.S. $ Value

Kazakhstan — 0.3%
Kazkommerts International, 7.875%, 4/7/14	USD	300,000	$168,000

Total Kazakhstan (identified cost $243,150)			$168,000

Total Foreign Corporate Bonds (identified cost $243,150)			$168,000

Mortgage-Backed Securities — 20.4%

Security	Principal Amount	U.S. $ Value

Mortgage Pass-Throughs — 20.4%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$6,847,806	$7,276,903

		$7,276,903

Federal National Mortgage Association:
5.10% with maturity at 2035(7)	1,974,991	$1,996,619
5.50% with maturity at 2017	1,533,391	1,582,506
6.50% with maturity at 2017(8)	1,734,735	1,809,255

		$5,388,380

Total Mortgage Pass-Throughs (identified cost $12,528,648)		$12,665,283

Total Mortgage-Backed Securities (identified cost $12,528,648)		$12,665,283

Short-Term Investments — 11.3%
Foreign Government Securities — 0.2%

Security		Principal Amount	U.S. $ Value

Iceland — 0.2%
Republic of Iceland, 0.00%, 3/20/09	ISK	14,021,000	$79,210
Republic of Iceland, 8.50%, 6/12/09	ISK	12,089,000	68,462

Total Iceland (identified cost $175,763)			$147,672

Total Foreign Government Securities (identified cost $175,763)			$147,672

Other Securities — 11.1%

	Interest
Description	(000’s omitted)	U.S. $ Value

Cash Management Portfolio, 0.23%(9)	$6,860	$6,859,674

Total Other Securities (identified cost $6,859,674)		$6,859,674

Total Short-Term Investments (identified cost $7,035437)		$7,007,346

Total Investments — 98.8% (identified cost $68,367,795)		$61,187,911

Other Assets, Less Liabilities — 1.2%		$750,279

Net Assets — 100.0%		$61,938,190

BRL	- Brazilian Real

COP	- Colombian Peso

CRC	- Costa Rican Colon

EGP	- Egyptian Pound

EUR	- Euro

GHS	- Ghanaian Cedi

HUF	- Hungarian Forint

IDR	- Indonesian Rupiah

ISK	- Icelandic Krona

MXN	- Mexican Peso

MYR	- Malaysian Ringgit

PEN	- Peruvian New Sol

PLN	- Polish Zloty

THB	- Thai Baht

TRY	- New Turkish Lira

USD	- United States Dollar

UYU	- Uruguayan Peso

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 386,238.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 85,982,676.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 12,402,113.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $953,974 or 1.5% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Bond pays a coupon of 5.00% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 10,440,000 and the current face is UYU 12,500,013.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(8)	Security (or portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $16,284.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)

2/17/09	Australian Dollar	United States Dollar
	470,000	320,559	$22,245
2/03/09	Croatia Kuna	Euro
	444,900	59,626	(1,038)
2/03/09	Czech Republic Koruna	Euro
	3,010,000	107,594	(472)
2/03/09	Czech Republic Koruna	Euro
	7,000,000	256,421	6,843
2/17/09	Czech Republic Koruna	Euro
	10,010,000	358,627	(424)
2/04/09	Romanian Leu	Euro
	1,120,000	258,750	(2,489)
2/11/09	Romanian Leu	Euro
	550,296	127,649	(110)
2/05/09	Romanian Leu	Euro
	1,270,000	297,598	2,697
2/27/09	Euro	United States Dollar
	643,000	850,239	27,245
2/05/09	Israeli Shekel	United States Dollar
	1,190,000	305,293	12,925
2/27/09	Malaysian Ringgit	United States Dollar
	5,274,000	1,456,866	(3,442)
2/09/09	Peruvian New Sol	United States Dollar
	1,100,000	372,376	27,123
2/17/09	Peruvian New Sol	United States Dollar
	519,500	163,880	1,104
2/23/09	Philippine Peso	United States Dollar
	15,200,000	319,489	(280)
4/23/09	Russian Rouble	United States Dollar
	8,930,000	248,747	16,927
2/17/09	Singapore Dollar	United States Dollar
	490,000	329,323	4,798
2/27/09	Singapore Dollar	United States Dollar
	450,000	298,045	54
2/26/09	Taiwan Dollar	United States Dollar
	12,960,000	392,371	8,227
3/12/09	Taiwan Dollar	United States Dollar
	6,200,000	184,826	1,231
4/15/09	Taiwan Dollar	United States Dollar
	33,800,000	1,014,497	13,609
4/21/09	Taiwan Dollar	United States Dollar
	4,200,000	125,168	797
4/30/09	Taiwan Dollar	United States Dollar
	11,340,000	335,761	(40)

			$137,530

  Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)

3/03/09	Brazilian Real	United States Dollar
	1,671,000	726,775	$(12,977)
2/09/09	Chilean Peso	United States Dollar
	1,088,650,345	1,714,950	48,091
2/09/09	Colombian Peso	United States Dollar
	1,742,981,275	789,751	(75,005)
2/09/09	Colombian Peso	United States Dollar
	590,000,000	242,300	(358)
2/26/09	Colombian Peso	United States Dollar
	935,300,000	416,485	(34,277)
2/03/09	Czech Republic Koruna	Euro
	10,010,000	358,781	329
2/05/09	Euro	United States Dollar
	769,055	994,772	(10,105)
2/17/09	Hungarian Forint	United States Dollar
	145,300,000	629,471	(5,998)
2/04/09	Hungarian Forint	Euro
	120,706,974	420,582	(19,110)
3/03/09	Indonesian Rupiah	United States Dollar
	38,680,000,000	3,362,017	(7,290)
2/05/09	Mexican Peso	United States Dollar
	929,544	66,429	(1,745)
2/13/09	Mexican Peso	United States Dollar
	56,410,000	3,975,895	(57,552)
2/04/09	New Turkish Lira	United States Dollar
	6,527,560	3,895,423	74,183
2/17/09	Peruvian New Sol	United States Dollar
	790,000	251,592	(4,060)
2/05/09	Polish Zloty	United States Dollar
	1,100,000	319,181	(3,440)
2/05/09	Polish Zloty	United States Dollar
	1,020,837	340,711	(47,693)
2/12/09	Polish Zloty	Euro
	370,000	84,837	(2,473)
2/11/09	Polish Zloty	Euro
	7,128,000	1,710,583	(145,056)
2/09/09	Russian Rouble	United States Dollar
	17,045,000	504,290	(30,604)
2/04/09	South African Rand	United States Dollar
	3,320,000	325,849	(690)
2/04/09	South African Rand	United States Dollar
	37,222,394	3,757,181	(111,643)
2/12/09	South African Rand	United States Dollar
	6,976,167	693,870	(12,175)
2/06/09	Thai Baht	United States Dollar
	7,900,000	224,751	1,085

			$(458,608)

At January 31, 2009, closed forward currency purchases and sales excluded above amounted to a receivable of $47,736 and a payable of $54,245.
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

3/09	6 FTSE/JSE Top 40 Index	Short	$(120,552)	$(109,320)	$11,232
3/09	8 Mexico Bolsa Index	Short	(121,370)	(108,964)	12,406

					$23,638

Descriptions of the underlying instruments to Futures Contracts:
•	FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican stock exchange.
Interest Rate Swaps

	Notional
	Amount	Portfolio
	(000’s	Pays/Receives		Annual	Termination	Net Unrealized
Counterparty	omitted)	Floating Rate	Floating Rate Index	Fixed Rate	Date	Appreciation
JPMorgan Chase, N.A.	BRL 1,272	Pay	3-month LIBOR	12.83%	12/30/11	$19,810
			Mexican Interbank
Citigroup Global Markets	MXN 50,000	Pay	Deposit Rate	9.08	8/6/13	202,062
JPMorgan Chase, N.A.	ZAR 36,500	Pay	3-month LIBOR	9.05	10/12/15	174,036

						$395,908

BRL — Brazilian Real
MXN — Mexican Peso
ZAR  — South African Rand

Credit Default Swaps
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, upfront payments received by the Portfolio, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Portfolio had the following credit default swap contracts outstanding:
Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual		Market	Net Unrealized
		(000’s	Fixed	Termination	Annual	Appreciation
Reference Entity	Counterparty	omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Brazil, 12.25%, 3/6/2030	JPMorgan Chase, N.A.	$300	5.25%	11/20/09	2.30%	$7,048
Iceland, 4.375%, 3/10/2014	Barclays Capital Services, Inc.	200	1.88	3/20/18	8.68	(63,001)
Iceland, 4.375%, 3/10/2014	JPMorgan Chase, N.A.	300	1.70	3/20/18	8.68	(97,005)
Iceland, 4.375%, 3/10/2014	JPMorgan Chase, N.A.	500	1.75	3/20/18	8.68	(160,516)
Iceland, 4.375%, 3/10/2014	JPMorgan Chase, N.A.	100	1.90	3/20/18	8.68	(31,408)
Iceland, 4.375%, 3/10/2014	JPMorgan Chase, N.A.	200	2.10	3/20/23	7.45	(61,139)
Iceland, 4.375%, 3/10/2014	JPMorgan Chase, N.A.	200	2.45	3/20/23	7.45	(57,141)

		Notional	Contract		Current
		Amount*	Annual		Market	Net Unrealized
		(000’s	Fixed	Termination	Annual	Appreciation
Reference Entity	Counterparty	omitted)	Rate**	Date	Fixed Rate***	(Depreciation)
Kazakhstan	Citigroup Global Markets	$300	8.00%	10/20/09	11.54%	$(7,190)
Kazakhstan	Barclays Capital Services, Inc.	300	9.75	11/20/09	11.54	(4,036)
Latvia, 4.25%, 4/2/2014	Credit Suisse First Boston	100	9.00	12/20/13	8.12	3,003
Latvia, 4.25%, 4/2/2014	Barclays Capital Services, Inc.	200	8.50	12/20/13	8.12	2,599
Latvia, 4.25%, 4/2/2014	Barclays Capital Services, Inc.	200	8.20	12/20/13	8.12	554
Peru, 8.75%, 11/21/2033	Citigroup Global Markets	300	2.00	9/20/11	3.03	(7,557)
Peru, 8.75%, 11/21/2033	Citigroup Global Markets	100	2.90	10/20/13	3.51	(2,473)

						$(478,262)

Credit Default Swaps — Buy Protection

		Notional	Contract
		Amount	Annual
		(000’s	Fixed	Termination	Net Unrealized
Reference Entity	Counterparty	omitted)	Rate**	Date	Appreciation
Austria, 5.25%, 1/14/2011	Barclays Capital Services, Inc.	$300	0.44%	12/20/13	$13,394
Austria, 5.25%, 1/14/2011	Barclays Capital Services, Inc.	200	1.42	3/20/14	277
Kazakhstan	Barclays Capital Services, Inc.	300	2.43	9/20/13	63,395
Turkey, 11.875%, 1/15/2030	Barclays Capital Services, Inc.	1,190	2.12	1/20/13	$84,656

					$161,722

* If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
** The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Credit Default Swaps — Sell Protection

			Notional	Pay/Receive
			Amount**	Annual		Net Unrealized
	Reference	Credit	(000’s	Fixed	Termination	Appreciation
Counterparty	Entity	Rating*	omitted)	Rate	Date	(Depreciation)
Barclays Capital	Iceland	BBB -
Services, Inc.	4.375%, 3/10/2014		$200	1.88%	3/20/18	$(63,001)
JPMorgan	Iceland	BBB -
Chase, N.A.	4.375%, 3/10/2014		300	1.70	3/20/18	(97,005)
JPMorgan	Iceland	BBB -
Chase, N.A.	4.375%, 3/10/2014		500	1.75	3/20/18	(160,516)
JPMorgan	Iceland	BBB -
Chase, N.A.	4.375%, 3/10/2014		100	1.90	3/20/18	(31,408)
JPMorgan	Iceland	BBB -
Chase, N.A.	4.375%, 3/10/2014		200	2.10	3/20/23	(61,139)
JPMorgan	Iceland	BBB -
Chase, N.A.	4.375%, 3/10/2014		200	2.45	3/20/23	(57,141)
Citigroup Global Markets	Peru 8.75%, 11/21/2033	BBB -	300	2.00	9/20/11	(7,557)
Citigroup Global Markets	Peru 8.75%, 11/21/2033	BBB -	100	2.90	10/20/13	(2,473)
Citigroup Global Markets	Kazakhstan	NR	300	8.00	10/20/09	(7,190)
Barclays Capital Services, Inc.	Kazakhstan	NR	300	9.75	11/20/09	(4,036)
JPMorgan Chase, N.A.	Brazil, 12.25%, 3/6/2030	BBB -	300	5.25	11/20/09	7,048
Credit Suisse	Latvia, 4.25%, 4/2/2014	BB +	100	9.00	12/20/13	3,003
Barclays Capital Services, Inc.	Latvia, 4.25%, 4/2/2014	BB +	200	8.50	12/20/13	2,599
Barclays Capital Services, Inc.	Latvia, 4.25%, 4/2/2014	BB +	200	8.20	12/20/13	554

						$(478,262)

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc.	Turkey 11.875%, 1/15/2030	$ 1,190	2.12%	1/20/13	$84,656
Barclays Capital Services, Inc.	Kazakhstan	300	2.43	9/20/13	63,395
Barclays Capital Services, Inc.	Austria, 5.25%, 1/14/2011	300	0.44	12/20/13	13,394
Barclays Capital Services, Inc.	Austria, 5.25%, 1/14/2011	200	1.42	3/20/14	277
JPMorgan Chase, N.A.	Brazil, 12.25%, 3/6/2030	1,272	12.83	12/30/11	19,810

					$181,532

* Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

** If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Portfolio Pays	Portfolio Receives	Net Unrealized Depreciation
JPMorgan Chase, N.A.	$101,071	7/23/09	1-month USD- LIBOR-BBA + 50bp	Total Return on JPMorgan Abu Dhabi Index	$(1,054)

					$(1,054)

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,511,409

Gross unrealized appreciation	$424,497
Gross unrealized depreciation	(7,747,995)

Net unrealized depreciation	$(7,323,498)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	Quoted Prices	$6,859,674	$23,638
Level 2	Other Significant Observable Inputs	54,010,430	(242,764)
Level 3	Significant Unobservable Inputs	317,807	—

Total		$61,187,911	$(219,126)

*	Other financial instruments include forward foreign currency exchange contracts, futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of October 31, 2008	$560,211
Realized gains (losses)	(31,336)
Change in net unrealized appreciation (depreciation)	(29,987)
Net purchases (sales)	(181,081)
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of January 31, 2009	$317,807

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer, and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.
        .

Item 2. Controls and Procedures
(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b)  There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009